Supplement Dated February 6, 2026
To the Prospectuses, Initial Summary Prospectuses, and
Updating Summary Prospectuses dated May 1, 2025, for:

Principal ® Benefit Universal Life
Principal ® Benefit Universal Life II
Principal ® Executive Variable Universal Life
Principal ® Executive Variable Universal Life II
Principal ® Executive Variable Universal Life III

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Variable Life Separate Account; and
Principal ® Executive Variable Universal Life III

Issued by Principal National Life Insurance Company through its Principal National Life Insurance Company Variable Life Separate Account; and
Principal ® Flexible Variable Annuity
Principal ® Flexible Variable Annuity with Purchase Payment Credit
Principal ® Investment Plus Variable Annuity (Applications signed before August 1, 2013)
Principal ® Investment Plus Variable Annuity (Applications signed on or after August 1, 2013)

Issued by Principal Life Insurance Company through its Principal Life Insurance Company Separate Account B.
This supplement updates information contained in the Prospectuses, Initial Summary Prospectuses, and Updating Summary Prospectuses referenced above.

The following change is made to the name of an underlying mutual fund available under your Contract:

Effective April 30, 2026, the name of the MFS ® International Intrinsic Value Portfolio will change to the MFS ® International Intrinsic Equity Portfolio.

*** Please retain this supplement for future reference.